Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

Changes in goodwill are summarized as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR

Cost
Balance, January 1	149,168	146,044
Acquisition through business combinations	2,058,285	6,038
Effect of changes in exchange rates	(118,864)	(2,914)

Goodwill	2,088,589	149,168